As filed with the Securities and Exchange Commission on December 18, 2014

Securities Act File No. 2-10685

Investment Company Act File No. 811-214

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549.

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     ☒

Pre-Effective Amendment No.     ☐

Post-Effective Amendment No. 151     ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     ☒

Amendment No.  ☒

(Check Appropriate Box or Boxes)

SENTINEL GROUP FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

National Life Drive

Montpelier, Vermont 05604

(Address of Principal Executive Offices) (Zip Code)

(802) 229-7410

(Registrant’s Telephone Number, including Area Code)

Lisa Muller, Esq.	Copy to:
c/o Sentinel Asset Management, Inc.	John A. MacKinnon, Esq.
National Life Drive	Sidley Austin LLP
Montpelier, Vermont 05604	787 Seventh Avenue

New York, New York 10019

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐       immediately upon filing pursuant to paragraph (b)

☒ on December 23, 2014 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐       on _____________ pursuant to paragraph (a)(1)

☐       75 days after filing pursuant to paragraph (a)(2)

☐       on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Common Stock, par value $.01 per share.

This Post-Effective Amendment No. 151 under the Securities Act of 1933, as amended (the “Securities Act”) to the registration statement on Form N-1A (the “Registration Statement”) of Sentinel Group Funds, Inc. (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until December 23, 2014, the effectiveness of the registration statement for the Sentinel Unconstrained Bond Fund filed in Post-Effective Amendment No. 148 on October 8, 2014, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 151 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 148 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended Sentinel Group Funds, Inc. the "Registrant") certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and duly caused this Post-Effective Amendment No. 151 to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of Montpelier and State of Vermont, on the 18th  day of December 2014.

SENTINEL GROUP FUNDS, INC. (Registrant)

By:	/s/ Thomas H. Brownell
Thomas H. Brownell
President & Chief Executive Officer

Signature	Title	Date

/s/ Thomas H. Brownell
Thomas H. Brownell	Director, President & Chief Executive Officer	December 18, 2014
(Principal Executive Officer)

/s/ Philip G. Partridge	Chief Financial Officer
Philip G. Partridge	(Principal Financial and Accounting Officer)	December 18, 2014

Thomas H. MacLeay*	Chair (Director)

Gary Dunton*	Director

John Pelletier*	Director

Deborah G. Miller*	Director

John Raisian*	Director

Richard H. Showalter, Jr.*	Director

Angela E. Vallot*	Director

* Lisa Muller signs this document pursuant to the power of attorney filed with this Post Effective Amendment No. 137 to the Registration Statement filed on Form N-1A.

/s/ Lisa Muller	December 18, 2014
Lisa Muller